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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07611


                          Pioneer Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30


Date of reporting period:  October 1, 2003 through March 31, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREOWNERS.


                                    PIONEER
                            -----------------------
                                     VALUE
                                      FUND

                                   Semiannual
                                     Report

                                    3/31/04

[LOGO]

Table of Contents
--------------------------------------------------------------------------------



 Letter to Shareowners                              1

 Portfolio Summary                                  2

 Performance Update                                 3

 Portfolio Management Discussion                    7

 Schedule of Investments                           10

 Financial Statements                              17

 Notes to Financial Statements                     25

 Trustees, Officers and Service Providers          32

 The Pioneer Family of Mutual Funds                33

 Programs and Services for Pioneer Shareowners     34

 Retirement Plans from Pioneer                     36

Pioneer Value Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 3/31/04
--------------------------------------------------------------------------------

Dear Shareowners,
--------------------------------------------------------------------------------


Last year's stock market rally carried over into early 2004 but ran out of steam as investors reassessed the dramatic rise in stock valuations. The technology-rich NASDAQ Composite Index, having risen the fastest, was the first to feel pressure; the Dow Jones Industrial Average and Standard & Poor's 500 soon gave up some gains as well. By the end of March, these major indicators were little changed from year-end levels but well ahead of where they stood a year ago.

In general terms, smaller companies outperformed large companies and emerging markets outpaced developed countries, as both benefited from weakness in the U.S. dollar. Corporate bonds, here and overseas, recorded strong gains. U.S. Treasury issues also performed well, as the Federal Reserve Board signaled that it was in no hurry to raise interest rates, given the mixed economic data it was seeing.


Those mixed economic reports were also responsible for the stock market's sluggishness. While corporate profits expanded at a healthy rate, unemployment remained high and consumer confidence dropped sharply in February. Increased productivity, a company's ability to produce more goods or services for each hour worked, was a major factor in the disappointing pace of job creation. However, jobs data improved markedly in March when the government reported U.S. employers added over 300,000 jobs, the largest figure in years; at the same time, January and February numbers were revised upward. Payroll expansion reached into most sectors, while employment held steady in manufacturing after a long period of declines. The markets reacted positively to the jobs report. We believe that renewed hiring means companies are optimistic about the outlook for profits in the months ahead. In fact, many businesses are building up inventories in expectation of increased product demand.

The key drivers of the expansion, low interest rates and reduced federal income taxes, remain in place. Consequently, we think the U.S. economy retains impressive growth potential through the rest of this year. An expanding economy could have implications for the way your portfolio is balanced, so an appointment with your professional financial advisor may well be in order.

More growth choices from Pioneer

When you talk to your adviser, ask to hear about the Pioneer Oak Ridge and Pioneer Papp Funds. These six additions to our product lineup are designed to broaden your opportunities to pursue growth. Please consider each fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our website at www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood


Osbert M. Hood
President Pioneer Investment Management, Inc.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Value Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 3/31/04
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[the following information was represented as a pie chart in the printed material]

U.S. Common Stocks              92.0%

Depositary Receipts
for International Stocks         4.7%

Temporary Cash
Investments                      2.2%

International
Common Stocks                    1.1%

[end pie chart]

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[the following information was represented as a pie chart in the printed material]

Financials              30.7%

Energy                  13.5%

Consumer
Discretionary            9.7%

Health Care              9.3%

Industrials              9.2%

Information
Technology               7.6%

Telecommunication
Services                 7.1%

Materials                6.0%

Consumer
Staples                  5.7%

Utilities                1.2%

[end pie chart]

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

  1. Citigroup, Inc.        5.22%     6. Berkshire Hathaway, Inc.     2.19%
  2. Bank of America Corp.  3.80      7. ConocoPhillips               2.18
  3. Freddie Mac            2.77      8. HCA, Inc.                    2.06
  4. Hewlett-Packard Co.    2.26      9. McDonald's Corp.             1.94
  5. Time Warner, Inc.      2.24     10. Waste Management, Inc.       1.89

*This list excludes money market and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/04                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        3/31/04   9/30/03
                 $18.72    $16.25


                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(10/1/03 - 3/31/04)       Income       Capital Gains   Capital Gains
                          $0.0783      $  -            $0.0404


Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Value Fund at public offering price, compared to that of the Russell 1000 Value Index.

-----------------------------------------
Average Annual Total Returns
(As of March 31, 2004)
             Net Asset    Public Offering
Period         Value          Price*
10 Years       8.44%           7.80%
5 Years        4.80            3.56
1 Year        37.69           29.75
-----------------------------------------

   All returns reflect investment of distributions at net asset value.

  * Reflects deduction of the maximum 5.75% sales charge at the beginning of the period.

[the following information was represented as a line chart in the printed material]

                        Pioneer        Russell 1000
                      Value Fund*      Value Index
                      ----------       ------------
3/94                     $9,425         $10,000
9/94                    $10,095         $10,321
                        $12,105         $13,181
9/96                    $13,580         $15,546
                        $19,820         $22,124
9/98                    $15,069         $22,921
                        $16,857         $27,213
9/00                    $19,604         $29,639
                        $17,864         $26,998
9/02                    $14,867         $22,422
                        $18,277         $27,884
3/04                    $21,198         $32,805

[end line chart]

The Russell 1000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 1000 Index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.



Data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

Pioneer Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/04                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        3/31/04   9/30/03
                 $17.77    $15.45



                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(10/1/03 - 3/31/04)       Income       Capital Gains   Capital Gains
                          $  -         $  -            $0.0404


 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Value Fund, compared to that of the Russell 1000 Value Index.

-----------------------------------------
Average Annual Total Returns
(As of March 31, 2004)
                   If          If
Period            Held      Redeemed*
Life-of-Class
(7/1/96)          4.97%       4.97%
5 Years           3.53        3.37
1 Year           35.78       31.78
-----------------------------------------

  All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of the maximum applicable contingent deferred sales charge
  (CDSC) at the end of the period. The maximum CDSC of 4% declines to zero over six years.

[the following information was represented as a line chart in the printed material]

                        Pioneer       Russell 1000
                      Value Fund*     Value Index
                      ----------      ------------
7/96                    $10,000         $10,000
9/96                    $10,926         $10,695
                        $15,797         $15,220
9/98                    $11,886         $15,769
                        $13,149         $18,721
9/00                    $15,097         $20,391
                        $13,611         $18,573
9/02                    $11,205         $15,425
                        $13,570         $19,181
3/04                    $15,647         $22,567

[end line chart]

The Russell 1000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 1000 Index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.


Data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

Pioneer Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/04                                        CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        3/31/04   9/30/03
                 $17.81    $15.49


                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(10/1/03 - 3/31/04)       Income       Capital Gains   Capital Gains
                          $  -         $  -            $0.0404


Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Value Fund at public offering price, compared to that of the Russell 1000 Value Index.


-----------------------------------------
Average Annual Total Returns
(As of March 31, 2004)
                      If          If
Period               Held      Redeemed*
Life-of-Class
(7/1/96)            5.00%        5.00%
5 Years             3.57         3.57
1 Year             36.19        36.19
-----------------------------------------

  All returns reflect reinvestment of distributions at net asset value.


* The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. Class C shares held for less than 1 year are subject to a 1% contingent deferred sales charge.


[the following information was represented as a line chart in the printed material]

                        Pioneer        Russell 1000
                      Value Fund*      Value Index
                      ----------       -----------
7/96                    $10,000         $10,000
9/96                    $10,921         $10,695
                        $15,781         $15,220
9/98                    $11,904         $15,769
                        $13,166         $18,721
9/00                    $15,119         $20,391
                        $13,610         $18,573
9/02                    $11,190         $15,425
                        $13,607         $19,181
3/04                    $15,685         $22,567

[end line chart]


The Russell 1000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 1000 Index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

Pioneer Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/04                                        CLASS R SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------


Net Asset Value
per Share        3/31/04   9/30/03
                 $18.70    $16.24

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(10/1/03 - 3/31/04)       Income       Capital Gains   Capital Gains
                          $0.0617      $  -            $0.0404


Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Value Fund at public offering price, compared to that of the Russell 1000 Value Index.

----------------------------------
Average Annual Total Returns+
(As of March 31, 2004)
              If          If
Period       Held      Redeemed*
10 Years     7.93%       7.93%
5 Years      4.33        4.33
1 Year      37.41       37.41
----------------------------------

  All returns reflect reinvestment of distributions at net asset value.


* Reflects deduction of 1% CDSC. Shares sold within 18 months of purchase may be subject to the CDSC.


[the following information was represented as a line chart in the printed material]

                        Pioneer        Russell 1000
                      Value Fund*      Value Index
                      ----------       -----------
3/94                    $10,000         $10,000
9/94                    $10,684         $10,321
                        $12,747         $13,181
9/96                    $14,228         $15,546
                        $20,663         $22,124
9/98                    $15,631         $22,921
                        $17,399         $27,213
9/00                    $20,133         $29,639
                        $18,254         $26,998
9/02                    $15,113         $22,422
                        $18,522         $27,884
3/04                    $21,453         $32,805

[end line chart]

+ The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares.

The Russell 1000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 1000 Index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.


Data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

Pioneer Value Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/04
--------------------------------------------------------------------------------


The stock market continued to rise through the final quarter of 2003 and into this year, then took a modest breather late in this year's first quarter. The period favored the Fund's value discipline, as value stocks in general outperformed their growth counterparts. In the following discussion, portfolio manager Rod Wright describes those events and the decisions that affected Pioneer Value Fund's performance over the last six months.

Q:  Please describe the investment background over the last six months.

A: As the economic recovery gathered strength, investors were encouraged by the increase being reported in corporate profits. Fueling the recovery in large measure were the lowest short-term interest rates in over 40 years and broad federal income tax cuts that put added cash into the hands of individuals and businesses. However, the markets stalled in March, as unemployment remained stubbornly high despite the continued economic expansion. Renewed geopolitical concerns and a dip in consumer confidence added to market uncertainty. Consumers account for more than half of US economic activity, and any pullback in their spending is taken as a negative sign.

Q:  How did Pioneer Value Fund perform against that background?

A: For the six months ended March 31, 2004, Pioneer Value Fund's Class A, B, C and R shares had total returns at net asset value of 15.98%, 15.30%, 15.27% and 15.82%, respectively. In comparison, the Russell 1000 Value Index, the Fund's benchmark, returned 17.65% for the same period. The Fund's Lipper Large-Cap Value peers returned 15.94% for the six months ended March 31, 2004.

Q:  Which of your decisions or strategies had the most impact on performance?

A: Stock selection was generally favorable over this period, but sector emphasis hurt results, accounting for the Fund's relative underperformance versus the benchmark. In particular, we were underweight compared to our benchmark in financial stocks, a decision based on our expectation that interest rates would begin to rise and put pressure on the earnings of financial companies.

Pioneer Value Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/04                           (continued)
--------------------------------------------------------------------------------


    But rates stayed low, and financials were one of the market's better-performing sectors over this period. A number of mergers within the industry also pushed up prices. In addition, the stronger economy had a positive impact on credit quality, favoring lending institutions.

    Countrywide Financial, a mortgage lender, was the Fund's biggest gainer among financial issues. Countrywide rose on news of surprisingly strong earnings as mortgage rates remained low and home refinancings continued. Citigroup, the Fund's largest holding, also rose during the period.

Q:  What other decisions or strategies had an impact on performance?

A: Our overweight commitment to energy stocks aided results, as rising oil prices boosted their profit outlook. Successful stock selection added to the Fund's strong performance in this sector. Suncor Energy, which extracts oil from oil-bearing sands by means of a costly process, benefited when oil prices reached levels that allowed for profitable operations. Transocean Inc., a leading offshore drilling company, also saw increased activity as oil prices moved higher. Utilities companies generally added to Fund results, but Dominion Resources underperformed.

    Results benefited from good stock selection in the telecommunications sector, an area in which we maintained a neutral weighting compared to the benchmark. AT&T Wireless was a standout performer, rising sharply when news broke of its pending acquisition by Cingular. In technology, Motorola rose when operating results improved for the first time in three years. Strategic steps by Motorola's new management, including sale of the company's semiconductor unit, also benefited results.

    Tyco International, a diversified industrial company, rose as disciplined new management distanced the company from earlier problems, eliminated some non-essential business units and strengthened the firm's balance sheet by cutting outstanding debt. Another industrial company, Waste Management, rose on the basis of a successful turnaround. Management cut costs and upgraded systems while successfully integrating a number of

Pioneer Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


    acquisitions. The growing economy also boosted results, as waste volumes are tied to the level of business activity.

    In healthcare, Wellpoint Health Networks, a leading managed-care company, rose on the basis of earnings increases, increased market share and the imposition of higher premiums. Wellpoint has also agreed to merge with Anthem, another major health-benefits company. In a related area, our overweight position in Merck hurt results; large pharmaceutical companies were laggards over the period.

Q:  Which of the Fund's other holdings held back results?

A: Shares of Freddie Mac (The Federal Home Loan Mortgage Corporation), an issuer of mortgage-backed securities, declined. Shares weakened when questions arose about its method of calculating earnings, raising the possibility of more stringent regulation and greater government involvement with its operations.

    Among industrial issues, the rising price of oil pulled down the Fund's transportation stocks. In addition, Southwest Airlines was hurt by an unresolved contract dispute with flight attendants. Donaldson Co., which manufactures filtration systems, declined following a disappointing earnings report.

Q:  What is your outlook for the economy and for value stocks?

A: We believe the economy will continue expanding in the months ahead. However, some of the good economic news we anticipate may already be reflected in stock prices. In addition, if the expansion begins to generate inflationary forces in the economy, the Federal Reserve Board is likely to raise interest rates, a move that would dampen investor enthusiasm. Nevertheless, we are still finding good values, and with corporate fundamentals strong and improving, we expect good returns on equities for the balance of this year.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/04 (unaudited)
--------------------------------------------------------------------------------

Shares                                                                     Value
              COMMON STOCKS - 98.8%
              Energy - 13.4%
              Integrated Oil & Gas - 6.9%
  775,000     BP Amoco Plc (A.D.R.)+                             $   39,680,000
  600,000     ChevronTexaco Corp.                                    52,668,000
1,200,000     ConocoPhillips                                         83,772,000
1,100,000     Exxon Mobil Corp.                                      45,749,000
1,024,400     Occidental Petroleum Corp.                             47,173,620
                                                                 --------------
                                                                 $  269,042,620
                                                                 --------------
              Oil & Gas Drilling - 2.9%
1,550,000     ENSCO International, Inc.                          $   43,663,500
  550,000     Nabors Industries, Inc.*                               25,162,500
1,525,000     Transocean Offshore, Inc.*                             42,532,250
                                                                 --------------
                                                                 $  111,358,250
                                                                 --------------
              Oil & Gas Exploration & Production - 3.6%
  700,000     Anadarko Petroleum Corp.                           $   36,302,000
  800,000     Devon Energy Corp.+                                    46,520,000
2,050,000     Suncor Energy, Inc.                                    56,067,500
                                                                 --------------
                                                                 $  138,889,500
                                                                 --------------
              Total Energy                                       $  519,290,370
                                                                 --------------
              Materials - 6.0%
              Aluminum - 0.5%
  600,000     Alcoa, Inc.                                        $   20,814,000
                                                                 --------------
              Commodity Chemicals - 1.4%
  600,000     Air Products & Chemicals, Inc.                     $   30,072,000
  550,000     E.I. du Pont de Nemours and Co.                        23,221,000
                                                                 --------------
                                                                 $   53,293,000
                                                                 --------------
              Diversified Chemical - 0.8%
  500,000     PPG Industries, Inc.                               $   29,150,000
                                                                 --------------
              Diversified Metals & Mining - 1.6%
  944,100     Freeport-McMoRan Copper & Gold, Inc. (Class B)     $   36,904,869
  300,000     Phelps Dodge Corp.*                                    24,498,000
                                                                 --------------
                                                                 $   61,402,869
                                                                 --------------
              Metal & Glass Containers - 0.9%
  500,000     Ball Corp.                                         $   33,890,000
                                                                 --------------


10    The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                          Value
              Paper Products - 0.8%
  500,000     Weyerhaeuser Co.                         $   32,750,000
                                                       --------------
              Total Materials                          $  231,299,869
                                                       --------------
              Capital Goods - 4.5%
              Aerospace & Defense - 1.1%
  425,000     Northrop Grumman Corp.                   $   41,828,500
                                                       --------------
              Industrial Conglomerates - 3.4%
  760,000     Donaldson Co., Inc.                      $   20,162,800
2,400,000     Tyco International Ltd.                      68,760,000
  525,000     United Technologies Corp.                    45,307,500
                                                       --------------
                                                       $  134,230,300
                                                       --------------
              Total Capital Goods                      $  176,058,800
                                                       --------------
              Commercial Services & Supplies - 1.9%
              Environmental Services - 1.9%
2,400,000     Waste Management, Inc.                   $   72,432,000
                                                       --------------
              Total Commercial Services & Supplies     $   72,432,000
                                                       --------------
              Transportation - 2.7%
              Airlines - 0.7%
2,050,000     Southwest Airlines Co.                   $   29,130,500
                                                       --------------
              Railroads - 1.1%
  750,000     Canadian National Railway Co.            $   29,497,500
  200,000     Union Pacific Corp.                          11,964,000
                                                       --------------
                                                       $   41,461,500
                                                       --------------
              Trucking - 0.9%
  500,000     United Parcel Service                    $   34,920,000
                                                       --------------
              Total Transportation                     $  105,512,000
                                                       --------------
              Hotels, Restaurants & Leisure - 1.9%
              Restaurants - 1.9%
2,600,000     McDonald's Corp.                         $   74,282,000
                                                       --------------
              Total Hotels, Restaurants & Leisure      $   74,282,000
                                                       --------------
              Media - 7.0%
              Broadcasting & Cable TV - 2.3%
  850,000     Clear Channel Communications, Inc.       $   35,997,500
1,096,400     Comcast Corp.*                               31,510,536
  700,000     Cox Communications, Inc.*+                   22,120,000
                                                       --------------
                                                       $   89,628,036
                                                       --------------


The accompanying notes are an integral part of these financial statements.    11

Pioneer Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/04 (unaudited) (continued)
--------------------------------------------------------------------------------

Shares                                                             Value
               Movies & Entertainment - 3.7%
5,100,000      Time Warner, Inc.*                         $   85,986,000
1,400,000      Viacom, Inc. (Class B)                         54,894,000
                                                          --------------
                                                          $  140,880,000
                                                          --------------
               Publishing - 1.0%
  450,000      Gannett Co.                                $   39,663,000
                                                          --------------
               Total Media                                $  270,171,036
                                                          --------------
               Retailing - 0.7%
               Department Stores - 0.7%
  800,000      J.C. Penney Co., Inc.+                     $   27,824,000
                                                          --------------
               Total Retailing                            $   27,824,000
                                                          --------------
               Food & Drug Retailing - 1.9%
               Food Retail - 1.9%
1,000,000      Kraft Foods Inc.                           $   32,010,000
1,350,000      Kroger Co.*                                    22,464,000
   75,000      Nestle SA (Registered Shares)                  19,109,411
                                                          --------------
                                                          $   73,583,411
                                                          --------------
               Total Food & Drug Retailing                $   73,583,411
                                                          --------------
               Food, Beverage & Tobacco - 2.8%
               Packaged Foods & Meats - 1.1%
2,000,000      Sara Lee Corp.                             $   43,720,000
                                                          --------------
               Soft Drinks - 1.7%
1,200,000      PepsiCo, Inc.                              $   64,620,000
                                                          --------------
               Total Food, Beverage & Tobacco             $  108,340,000
                                                          --------------
               Household & Personal Products - 1.0%
               Personal Products - 1.0%
  600,000      Kimberly-Clark Corp.                       $   37,860,000
                                                          --------------
               Total Household & Personal Products        $   37,860,000
                                                          --------------
               Health Care Equipment & Services - 5.0%
               Health Care Distributors - 1.0%
  800,000      Johnson & Johnson                          $   40,576,000
                                                          --------------
               Health Care Facilities - 2.6%
1,946,100      HCA, Inc.                                  $   79,050,582
1,950,000      Tenet Healthcare Corp.*                        21,762,000
                                                          --------------
                                                          $  100,812,582
                                                          --------------

12    The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                            Value
              Managed Health Care - 1.4%
  475,000     Wellpoint Health Networks, Inc.*           $   54,017,000
                                                         --------------
              Total Health Care Equipment & Services     $  195,405,582
                                                         --------------
              Pharmaceuticals & Biotechnology - 4.1%
              Pharmaceuticals - 4.1%
1,500,000     Merck & Co., Inc.                          $   66,285,000
1,850,000     Pfizer, Inc.                                   64,842,500
1,800,000     Schering-Plough Corp.                          29,196,000
                                                         --------------
                                                         $  160,323,500
                                                         --------------
              Total Pharmaceuticals & Biotechnology      $  160,323,500
                                                         --------------
              Banks - 12.6%
              Diversified Banks - 7.3%
1,800,000     Bank of America Corp.                      $  145,764,000
  900,000     Charter One Financial, Inc.                    31,824,000
  750,000     Fleet Boston Financial Corp.                   33,675,000
1,600,000     U.S. Bancorp                                   44,240,000
  500,000     Wells Fargo & Co.                              28,335,000
                                                         --------------
                                                         $  283,838,000
                                                         --------------
              Regional Banks - 0.5%
  450,000     North Fork Bancorporation,Inc.             $   19,044,000
                                                         --------------
              Thrifts & Mortgage Finance - 4.8%
  633,333     Countrywide Financial Corp.                $   60,736,635
1,800,000     Freddie Mac                                   106,308,000
  450,000     Washington Mutual, Inc.                        19,219,500
                                                         --------------
                                                         $  186,264,135
                                                         --------------
              Total Banks                                $  489,146,135
                                                         --------------
              Diversified Financials - 10.8%
              Asset Management & Custody Banks - 1.4%
1,800,000     The Bank of New York Co., Inc.             $   56,700,000
                                                         --------------
              Consumer Finance - 0.5%
  400,000     American Express Co.                       $   20,740,000
                                                         --------------
              Investment Banking & Brokerage - 3.7%
  450,000     Goldman Sachs Group, Inc.                  $   46,957,500
  600,000     Lehman Brothers Holdings, Inc.                 49,722,000
  800,000     Merrill Lynch & Co., Inc.                      47,648,000
                                                         --------------
                                                         $  144,327,500
                                                         --------------


The accompanying notes are an integral part of these financial statements.   13

Pioneer Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/04 (unaudited) (continued)
--------------------------------------------------------------------------------

Shares                                                                  Value
               Diversified Financial Services - 5.2%
3,873,800      Citigroup, Inc.                                 $  200,275,460
                                                               --------------
               Total Diversified Financials                    $  422,042,960
                                                               --------------
               Insurance - 6.9%
               Insurance Brokers - 1.1%
  875,000      Marsh & McLennan Co., Inc.                      $   40,512,500
                                                               --------------
               Multi-Line Insurance - 3.6%
  800,000      American International Group, Inc.              $   57,080,000
      900      Berkshire Hathaway, Inc.*                           83,970,000
                                                               --------------
                                                               $  141,050,000
                                                               --------------
               Property & Casualty Insurance - 2.2%
  750,000      Allstate Corp.                                  $   34,095,000
  400,000      Ambac Financial Group, Inc.                         29,512,000
  300,000      Chubb Corp.                                         20,862,000
                                                               --------------
                                                               $   84,469,000
                                                               --------------
               Total Insurance                                 $  266,031,500
                                                               --------------
               Software & Services - 2.8%
               Data Processing & Outsourced Services - 2.8%
1,000,000      Automatic Data Processing, Inc.                 $   42,000,000
1,600,000      First Data Corp.                                    67,456,000
                                                               --------------
                                                               $  109,456,000
                                                               --------------
               Total Software & Services                       $  109,456,000
                                                               --------------
               Technology Hardware & Equipment - 4.6%
               Communications Equipment - 0.8%
1,900,000      Motorola, Inc.                                  $   33,440,000
                                                               --------------
               Computer Hardware - 2.6%
3,800,000      Hewlett-Packard Co.                             $   86,792,000
  150,000      IBM Corp.                                           13,776,000
                                                               --------------
                                                               $  100,568,000
                                                               --------------
               Electronic Equipment & Instruments - 1.2%
1,600,000      Koninklijke Philips Electronics                 $   46,368,000
                                                               --------------
               Total Technology Hardware & Equipment           $  180,376,000
                                                               --------------


14    The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                   Value
                Telecommunication Services - 7.0%
                Integrated Telecommunication Services - 4.7%
 1,150,000      Alltel Corp.                                    $   57,373,500
 1,700,000      AT&T Corp.                                          33,269,000
 2,500,000      BellSouth Corp.                                     69,225,000
   600,000      Verizon Communications, Inc.                        21,924,000
                                                                --------------
                                                                $  181,791,500
                                                                --------------
                Wireless Telecommunication Services - 2.3%
 3,800,000      AT&T Wireless Services, Inc.*                   $   51,718,000
10,000,000      Vodafone Group Plc                                  23,740,554
   550,000      Vodafone Group Plc (A.D.R.)                         13,145,000
                                                                --------------
                                                                $   88,603,554
                                                                --------------
                Total Telecommunication Services                $  270,395,054
                                                                --------------
                Utilities - 1.2%
                Electric Utilities - 1.2%
   700,000      Dominion Resources, Inc.                        $   45,010,000
                                                                --------------
                Total Utilities                                 $   45,010,000
                                                                --------------
                TOTAL COMMON STOCKS
                (Cost $3,011,784,693)                           $3,834,840,217
                                                                --------------


The accompanying notes are an integral part of these financial statements.   15

Pioneer Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/04 (unaudited) (continued)
--------------------------------------------------------------------------------


Principal
Amount                                                                  Value
                 TEMPORARY CASH INVESTMENTS - 2.2%
                 Repurchase Agreement - 0.3%
$12,400,000      UBS, Inc., 0.97%, dated 3/31/04, repurchase
                 price of $12,400,000 plus accrued interest on
                 4/1/04 collateralized by $11,644,000 U.S.
                 Treasury Bond, 6.75%, 5/15/05                  $   12,400,000
                                                                --------------
                 Security Lending Collateral - 1.9%
 72,915,200      Securities Lending Investment Fund, 1.0%       $   72,915,200
                                                                --------------
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $85,315,200)                             $   85,315,200
                                                                --------------
                 TOTAL INVESTMENT IN SECURITIES - 101.0%
                 (Cost $3,097,099,893) (a)                      $3,920,155,417
                                                                --------------
                 OTHER ASSETS AND LIABILITIES - (1.0)%          $  (38,436,303)
                                                                --------------
                 TOTAL NET ASSETS - 100.0%                      $3,881,719,114
                                                                --------------

   * Non-income producing securities.

A.D.R. American Depository Receipts

  (a) At March 31, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of
      $3,097,099,893 was as follows:
       Aggregate gross unrealized gain for all investments in
        which there is an excess of value over tax cost           $ 860,371,846
       Aggregate gross unrealized loss for all investments in
        which there is an excess of tax cost over value             (37,316,322)
                                                                  -------------
       Net unrealized gain                                        $ 823,055,524
                                                                  -------------

   + At March 31, 2004, the following securities were on loan:

  Shares          Security                     Market Value
  250,000         BP Amoco Plc (A.D.R.)        $12,800,000
  515,400         Cox Communications, Inc.     $16,286,640
  334,200         Devon Energy Corp.           $19,433,730
  637,200         J.C. Penney Co., Inc.        $22,161,816


Purchases and sales of securities (excluding temporary cash investments) for the six months ended March 31, 2004 aggregated $646,280,974 and $756,346,353, respectively.


16    The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 3/31/04 (unaudited)
--------------------------------------------------------------------------------


ASSETS:
  Investment in securities (including securities loaned of
     $70,682,186) (cost $3,097,099,893)                         $3,920,155,417
  Receivables -
     Investment securities sold                                     78,641,994
     Fund shares sold                                                2,936,445
     Dividends, interest and foreign taxes withheld                  5,560,821
  Other                                                                123,476
                                                                --------------
       Total assets                                             $4,007,418,153
                                                                --------------
LIABILITIES:
  Payables -
     Investment securities purchased                            $   45,634,860
     Fund shares repurchased                                         2,195,398
     Upon return of securities loaned                               72,915,200
  Due to Bank                                                          394,621
  Due to affiliates                                                  4,212,615
  Accrued expenses                                                     346,345
                                                                --------------
       Total liabilities                                        $  125,699,039
                                                                --------------
NET ASSETS:
  Paid-in capital                                               $2,920,037,172
  Accumulated net investment income                                 12,544,139
  Accumulated net realized gain on investments and foreign
     currency transactions                                         126,061,483
  Net unrealized gain on investments                               823,055,524
  Net unrealized gain on assets and liabilities denominated
     in foreign currencies                                              20,796
                                                                --------------
       Total net assets                                         $3,881,719,114
                                                                --------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $3,843,212,038/205,299,646 shares)          $        18.72
                                                                --------------
  Class B (based on $29,553,164/1,662,814 shares)               $        17.77
                                                                --------------
  Class C (based on $8,946,334/502,240 shares)                  $        17.81
                                                                --------------
  Class R (based on $7,578/405 shares)                          $        18.70
                                                                --------------
MAXIMUM OFFERING PRICE:
  Class A ($18.72 [divided by] 94.25%)                          $        19.86
                                                                --------------
  Class C ($17.81 [divided by] 99.00%)                          $        17.99
                                                                --------------



The accompanying notes are an integral part of these financial statements.    17

Pioneer Value Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 3/31/04

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $184,754)     $ 32,934,315
  Interest                                                       299,548
  Income from securities loaned, net                              49,872
                                                            ------------
       Total investment income                                                $ 33,283,735
                                                                              ------------
EXPENSES:
  Management fees
     Basic fee                                              $ 11,352,475
     Performance adjustment                                      446,365
  Transfer agent fees
     Class A                                                   3,594,800
     Class B                                                      73,403
     Class C                                                      24,854
     Class R                                                           3
  Distribution fees
     Class A                                                   4,309,892
     Class B                                                     131,280
     Class C                                                      39,648
     Class R                                                           6
  Administrative fees                                            359,800
  Custodian fees                                                  87,441
  Registration fees                                               47,843
  Fees and expenses of nonaffiliated trustees                     28,160
  Miscellaneous                                                   30,981
                                                            ------------
       Total expenses                                                         $ 20,526,951
                                                                              ------------
       Less fees paid indirectly                                                   (17,279)
       Less other credits - Professional Fees                                      (26,829)
       Less other credits - Printing Fees                                         (278,555)
                                                                              ------------
       Net expenses                                                           $ 20,204,288
                                                                              ------------
         Net investment income                                                $ 13,079,447
                                                                              ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
     Investments                                            $147,020,054
     Other assets and liabilities denominated in foreign
       currencies                                                (29,486)     $146,990,568
                                                            ------------      ------------
  Change in net unrealized gain from:
     Investments                                            $386,783,801
     Other assets and liabilities denominated in foreign
       currencies                                                155,955      $386,939,756
                                                            ------------      ------------
  Net gain on investments and foreign currency transactions                   $533,930,324
                                                                              ------------
  Net increase in net assets resulting from operations                        $547,009,771
                                                                              ------------



The accompanying notes are an integral part of these financial statements.    18

Pioneer Value Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 3/31/04 and the Year Ended 9/30/03



                                                               Six Months
                                                                 Ended
                                                                3/31/04             Year Ended
                                                              (unaudited)            9/30/03
FROM OPERATIONS:
Net investment income                                        $   13,079,447       $   27,571,486
Net realized gain (loss) on investments and foreign
  currency transactions                                        146,990,568           (6,014,714)
Change in net unrealized gain on investments and
  foreign currency transactions                                386,939,756          648,601,696
                                                             --------------       --------------
  Net increase in net assets resulting from operations       $  547,009,771       $  670,158,468
                                                             --------------       --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.08 and $0.24 per share, respectively)          $  (16,357,154)      $  (51,967,828)
  Class B ($0.00 and $0.10 per share, respectively)                       -             (151,062)
  Class C ($0.00 and $0.10 per share, respectively)                       -              (42,012)
  Class R ($0.06 and $0.06 per share, respectively)                      (2)                  (2)
Net realized gain:
  Class A ($0.04 and $2.11 per share, respectively)          $   (8,442,480)      $ (412,167,757)
  Class B ($0.04 and $2.11 per share, respectively)                 (57,538)          (3,027,905)
  Class C ($0.04 and $2.11 per share, respectively)                 (17,230)          (1,069,111)
  Class R ($0.04 and $0.00 per share, respectively)                      (1)                   -
                                                             ----------------     ---------------
       Total distributions to shareowners                    $  (24,874,405)        (468,425,677)
                                                             ---------------      ---------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                             $   82,099,428       $  168,214,756
Reinvestment of distributions                                    22,728,748          437,945,687
Cost of shares repurchased                                     (198,221,654)        (393,771,669)
                                                             ---------------      ---------------
  Net increase (decrease) in net assets resulting from
     fund share transactions                                    (93,393,478)         212,388,774
                                                             ---------------      ---------------
  Net increase in net assets                                 $  428,741,888       $  414,121,565
NET ASSETS:
Beginning of period                                           3,452,977,226        3,038,855,661
                                                             ---------------      ---------------
End of period (including accumulated net investment
  income of $12,544,139 and $15,821,848,
  respectively)                                              $3,881,719,114       $3,452,977,226
                                                             ---------------      ---------------



The accompanying notes are an integral part of these financial statements.    19

Pioneer Value Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------
For the Six Months Ended 3/31/04 and the Year Ended 9/30/03

                                   '04 Shares         '04 Amount        '03 Shares        '03 Amount
                                   (unaudited)       (unaudited)
CLASS A
Shares sold                          3,991,789     $  72,048,479          9,607,170    $  146,560,494
Reinvestment of distributions        1,300,056        22,661,434         28,545,217       434,044,832
Less shares repurchased            (10,757,233)     (194,231,949)       (24,720,333)     (373,704,092)
                                   -----------     -------------        -----------    --------------
  Net increase (decrease)           (5,465,388)    $ (99,522,036)        13,432,054    $  206,901,234
                                   -----------     -------------        -----------    --------------
CLASS B
Shares sold                            426,661     $   7,378,311            868,028    $   12,968,947
Reinvestment of distributions            3,251            52,391            201,911         2,933,220
Less shares repurchased               (169,397)       (2,906,764)          (889,846)      (12,610,377)
                                   -----------     -------------        -----------    --------------
  Net increase                         260,515     $   4,523,938            180,093    $    3,291,790
                                   -----------     -------------        -----------    --------------
CLASS C
Shares sold                            154,273     $   2,665,608            574,508    $    8,684,815
Reinvestment of distributions              924            14,923             66,620           967,635
Less shares repurchased                (62,855)       (1,082,939)          (520,937)       (7,457,200)
                                   -----------     -------------        -----------    --------------
  Net increase                          92,342     $   1,597,592            120,191    $    2,195,250
                                   -----------     -------------        -----------    --------------
CLASS R (a)
Shares sold                                369     $       7,030      $          36    $          500
Reinvestment of distributions                -                 -                  -                 -
Less shares repurchased                      -                (2)                 -                 -
                                   -----------     ----------------   -------------    --------------
  Net increase                             369     $       7,028      $          36    $          500
                                   -----------     ---------------    -------------    --------------

(a) Class R shares were first publicly offered April 1, 2003.


The accompanying notes are an integral part of these financial statements.    20

Pioneer Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                Six Months
                                                  Ended
                                                 3/31/04      Year Ended     Year Ended    Year Ended    Year Ended    Year Ended
CLASS A                                        (unaudited)      9/30/03       9/30/02       9/30/01        9/30/00       9/30/99
Net asset value, beginning of period           $   16.25      $    15.29     $   19.12     $   22.67     $    20.16    $    18.32
                                               ---------      ----------     ---------     ---------     ----------    ----------
Increase (decrease) from investment
 operations:
 Net investment income                         $    0.07      $     0.11     $    0.15     $    0.17     $     0.20    $     0.21
 Net realized and unrealized gain (loss)
   on investments and foreign currency
   transactions                                     2.52            3.20         (3.17)        (2.05)          3.02          1.97
                                               ---------      ----------     ---------     ---------     ----------    ----------
   Net increase (decrease) from
    investment operations                      $    2.59      $     3.31     $   (3.02)    $   (1.88)    $     3.22    $     2.18
Distributions to shareowners:
 Net investment income                             (0.08)          (0.24)        (0.09)        (0.14)         (0.20)        (0.19)
 Net realized gain                                 (0.04)          (2.11)        (0.72)        (1.53)         (0.51)        (0.15)
                                               ---------      ----------     ---------     ---------     ----------    ----------
Net increase (decrease) in net asset value     $    2.47      $     0.96     $   (3.83)    $   (3.55)    $     2.51    $     1.84
                                               ---------      ----------     ---------     ---------     ----------    ----------
Net asset value, end of period                 $   18.72      $    16.25     $   15.29     $   19.12     $    22.67    $    20.16
                                               ---------      ----------     ---------     ---------     ----------    ----------
Total return*                                      15.98%          22.94%       (16.78)%       (8.88)%        16.29%        11.86%
Ratio of net expenses to average net assets+        1.06%**         1.19%         1.16%         1.01%          0.96%         0.96%
Ratio of net investment income to average
 net assets+                                        0.70%**         0.85%         0.74%         0.76%          0.81%         0.93%
Portfolio turnover rate                               35%**           40%           61%            3%             3%           12%
Net assets, end of period (in thousands)       $3,843,212     $3,424,962     $3,016,623    $3,885,560    $4,614,739    $5,125,858
Ratios assuming reduction for fees paid
 indirectly:
 Net expenses                                       1.06%**         1.19%         1.16%         0.99%          0.94%         0.95%
 Net investment income                              0.70%**         0.85%         0.74%         0.78%          0.83%         0.94%


 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 + Ratios assuming no reduction for fees paid indirectly.
** Annualized.

   The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      Six Months
                                                         Ended
                                                        3/31/04      Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
CLASS B                                               (unaudited)      9/30/03      9/30/02      9/30/01      9/30/00     9/30/99
Net asset value, beginning of period                  $   15.45       $ 14.71     $   18.53     $ 22.11      $ 19.74      $ 17.98
                                                      ---------       -------     ---------     -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income (loss)                         $   (0.05)      $ (0.13)    $   (0.08)    $  0.01      $ (0.14)     $ (0.04)
 Net realized and unrealized gain (loss) on
   investments and foreign currency transactions           2.41          3.08         (3.02)      (2.06)        3.02         1.95
                                                      ---------       -------     ---------     -------      -------      -------
   Net increase (decrease) from investment
    operations                                        $    2.36       $  2.95     $   (3.10)    $ (2.05)     $  2.88      $  1.91
Distributions to shareowners:
 Net investment income                                        -         (0.10)            -           -            -            -
 Net realized gain                                        (0.04)        (2.11)        (0.72)      (1.53)       (0.51)       (0.15)
                                                      ---------       -------     ---------     -------      -------      -------
Net increase (decrease) in net asset value            $    2.32       $  0.74     $   (3.82)    $ (3.58)     $  2.37      $  1.76
                                                      ---------       -------     ---------     -------      -------      -------
Net asset value, end of period                        $   17.77       $ 15.45     $   14.71     $ 18.53      $ 22.11      $ 19.74
                                                      ---------       -------     ---------     -------      -------      -------
Total return*                                             15.30%        21.11%       (17.68)%     (9.84)%      14.81%       10.62%
Ratio of net expenses to average net assets+               2.19%**       2.69%         2.28%       2.07%        2.23%        2.06%
Ratio of net investment loss to average
 net assets+                                              (0.43)%**     (0.66)%       (0.38)%     (0.30)%      (0.48)%      (0.18)%
Portfolio turnover rate                                      35%**         40%           61%          3%           3%          12%
Net assets, end of period (in thousands)              $  29,553       $21,666     $  17,976     $22,372      $20,632      $21,972
Ratios assuming reduction for fees paid indirectly:
Net expenses                                              2.19%**       2.68%         2.29%       2.05%        2.21%        2.04%
Net investment loss                                      (0.43)%**     (0.65)%       (0.39)%     (0.28)%      (0.46)%      (0.16)%



 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 + Ratios assuming no reduction for fees paid indirectly.
** Annualized.


   The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   Six Months
                                                      Ended
                                                     3/31/04      Year Ended     Year Ended   Year Ended   Year Ended   Year Ended
CLASS C                                            (unaudited)      9/30/03        9/30/02      9/31/01      9/30/00     9/30/99
Net asset value, beginning of period               $   15.49       $ 14.69       $   18.53     $ 22.16      $ 19.78      $ 18.02
                                                   ---------       -------       ---------     -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income (loss)                      $   (0.05)      $ (0.12)      $   (0.10)    $  0.04      $ (0.15)     $ (0.04)
 Net realized and unrealized gain (loss) on
   investments and foreign currency transactions        2.41          3.13           (3.02)      (2.12)        3.04         1.95
                                                   ---------       -------       ---------     -------      -------      -------
    Net increase (decrease) from
      investment operations                        $    2.36       $  3.01       $   (3.12)    $ (2.08)     $  2.89      $  1.91
Distributions to shareowners:
 Net investment income                                     -         (0.10)              -       (0.02)           -            -
 Net realized gain                                     (0.04)        (2.11)          (0.72)      (1.53)       (0.51)       (0.15)
                                                   ---------       -------       ---------     -------      -------      -------
Net increase (decrease) in net asset value         $    2.32       $  0.80       $   (3.84)    $ (3.63)     $  2.38      $  1.76
                                                   ---------       -------       ---------     -------      -------      -------
Net asset value, end of period                     $   17.81       $ 15.49       $   14.69     $ 18.53      $ 22.16      $ 19.78
                                                   ---------       -------       ---------     -------      -------      -------
Total return*                                          15.27%        21.61%         (17.79)%     (9.98)%      14.83%       10.60%
Ratio of net expenses to average net assets+            2.26%**       2.48%           2.32%       2.15%        2.19%        2.08%
Ratio of net investment loss to average
 net assets+                                           (0.49)%**     (0.44)%         (0.42)%     (0.39)%      (0.43)%      (0.22)%
Portfolio turnover rate                                   35%**         40%             61%          3%           3%          12%
Net assets, end of period (in thousands)           $   8,946       $ 6,349       $   4,256     $ 4,431      $ 3,588      $ 4,039
Ratios assuming reduction for fees paid
 indirectly:
 Net expenses                                           2.26%**       2.47%           2.32%       2.11%        2.16%        2.06%
 Net investment loss                                   (0.49)%**     (0.43)%         (0.42)%     (0.35)%      (0.40)%      (0.20)


 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 + Ratio assuming no reduction for fees paid indirectly.
** Annualized.

   The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                              Ended           4/1/03
                                                             3/31/04            to
                                                           (unaudited)       9/30/03
CLASS R (a)
Net asset value, beginning of period                        $ 16.24         $ 13.91
                                                            -------         -------
Increase from investment operations:
  Net investment income                                     $  0.01         $  0.05
  Net realized and unrealized gain on investments and
     foreign currency transactions                             2.55            2.34
                                                            -------         -------
       Net increase from investment operations              $  2.56         $  2.39
Distributions to shareowners:
  Net investment income                                       (0.06)          (0.06)
  Net realized gain                                           (0.04)              -
                                                            -------         -------
Net increase in net asset value                             $  2.46         $  2.33
                                                            -------         -------
Net asset value, end of period                              $ 18.70         $ 16.24
                                                            -------         -------
Total return*                                                 15.81%          17.19%
Ratio of net expenses to average net assets+                   1.39%**         1.42%**
Ratio of net investment income to average net assets+          0.62%**         0.71%**
Portfolio turnover rate                                          35%**           40%**
Net assets, end of period (in thousands)                    $     8         $     1
Ratios assuming reduction for fees paid indirectly:
  Net expenses                                                 1.39%**         1.42%**
  Net investment income                                        0.62%**         0.71%**

(a) Class R shares were first publicly offered on April 1, 2003.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
 +  Ratio assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/04 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Value Fund (the Fund), formerly Pioneer II, is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is reasonable income and growth of capital.

The Fund offers four classes of shares - Class A, Class B, Class C and Class R shares. Class R shares were first publicly offered April 1, 2003. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, and Class R shareowners, respectively.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. At March 31, 2004 there were no securities fair

Pioneer Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/04 (unaudited) (continued)
--------------------------------------------------------------------------------


    valued. Trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.


    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.


    Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.


C.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with

Pioneer Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


    federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.


    The tax character of distributions paid during the years ended September 30, 2003 and 2002 were as follows:

--------------------------------------------------------
                                 2003            2002
--------------------------------------------------------
  Distributions paid from:
   Ordinary income          $ 52,160,904   $  18,735,093
   Long-term capital gain    416,264,773     146,673,994
   Return of capital                   -               -
                            ------------   -------------
    Total                   $468,425,677   $ 165,409,087
--------------------------------------------------------


     The following shows components of distributable earnings on a federal income tax basis at September 30, 2003.

--------------------------------------------------------

                                               2003
--------------------------------------------------------
  Undistributed ordinary income           $ 15,821,848
  Undistributed long-term gain               8,515,098
  Unrealized appreciation (depreciation)   415,209,630
                                          ------------
    Total                                 $439,546,576
--------------------------------------------------------


    The difference between book basis and tax-basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

    For the year ended September 30, 2003, the Fund has reclassified $3,620,007 to increase accumulated undistributed net investment income and $3,620,007 to decrease accumulated undistributed net realized loss on investments, to reflect permanent book/tax differences. The reclassifications had no impact on the net asset value of the Fund and present the Fund's capital accounts on a tax basis.


D.  Forward Foreign Currency Contracts

    The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed

Pioneer Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/04 (unaudited)                 (continued)
--------------------------------------------------------------------------------

    price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. As of March 31, 2004, the Fund had no outstanding settlement or portfolio hedges.

E.  Fund Shares


    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano) earned approximately $112,456 in underwriting commissions on the sale of Fund shares during the six months ending March 31, 2004.


F.  Class Allocations


    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day.


    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, and Class R shares can bear different transfer agent and distribution fees.

Pioneer Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

G.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

H.  Security Lending


    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned. Gain or loss in the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.


2.  Management Agreement

PIM manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. PIM receives a basic fee that is calculated at the annual rate of 0.60% of the Fund's average daily net assets. The basic fee is subject to a performance adjustment up to a maximum of +/-0.10% based on the Fund's investment performance as compared with the Russell 1000 Value Index. The performance comparison is made for a rolling 36-month period. For the six months ended March 31, 2004, the aggregate performance adjustment resulted in an increase to the basic fee of $446,365. For the six

Pioneer Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/04 (unaudited) (continued)
--------------------------------------------------------------------------------


months ended March 31, 2004, the net management fee was equivalent to 0.62% of average net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At March 31, 2004, $2,088,867 was payable to PIM related to management fees, administrative and certain other services and is included in due to affiliates.


3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $1,263,195 in transfer agent fees payable to PIMSS at March 31, 2004.

4.  Distribution and Service Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan, Class C Plan, Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. On qualifying investments made prior to August 19, 1991, the Class A Plan provides for reimbursement of such expenditures in an amount not to exceed 0.15%. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $860,553 in distribution fees payable to PFD at March 31, 2004. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

Pioneer Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase may be subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended March 31, 2004, CDSCs in the amount of $17,158 were paid to PFD.


5.  Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ending March 31, 2004, the Fund's expenses were reduced by $17,279 under such arrangements.

6.  Line Of Credit Facility

The Fund, along with certain others in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended March 31, 2004, the Fund had no borrowings under this agreement.

Pioneer Value Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------


Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood                           Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop


Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also available on our website at www.pioneerfunds.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

For information about any Pioneer mutual fund, please contact your investment professional, or call Pioneer at 1-800-225-6292. Ask for a free fund information kit, which includes a fund prospectus. Please read the prospectus carefully before you invest.


      U.S. Equity                          International/Global Equity
      Pioneer Fund                         Pioneer Emerging Markets Fund
      Pioneer Balanced Fund                Pioneer Europe Select Fund
      Pioneer Equity Income Fund           Pioneer Europe Fund
      Pioneer Growth Shares                Pioneer International Equity Fund
      Pioneer Mid Cap Growth Fund          Pioneer International Value Fund
      Pioneer Mid Cap Value Fund
      Pioneer Oak Ridge Large Cap
      Growth Fund                          Fixed Income
      Pioneer Oak Ridge Small Cap          Pioneer America Income Trust
      Growth Fund                          Pioneer Bond Fund
      Pioneer Papp America-Pacific         Pioneer Global High Yield Fund
      Rim Fund                             Pioneer High Yield Fund
      Pioneer Papp Small and Mid Cap       Pioneer Strategic Income Fund
      Growth Fund                          Pioneer Tax Free Income Fund
      Pioneer Papp Stock Fund
      Pioneer Papp Strategic
      Growth Fund                          Money Market
      Pioneer Real Estate Shares           Pioneer Cash Reserves Fund**
      Pioneer Research Fund*
      Pioneer Small Cap Value Fund
      Pioneer Small Company Fund
      Pioneer Value Fund

*    Name change effective December 11, 2003.


** An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------


Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-8O0-225-6292.

FactFone(SM)

Our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 10-digit account number, your three-digit fund number and your four-digit personal identification number at hand.

6-Month Reinstatement Privilege (for Class A and Class B Shares)

Enables you to reinvest all or a portion of the money you redeem from your Pioneer account - without paying a sales charge - within 6 months of your redemption. You have the choice of investing in any Pioneer fund provided the account has the exact same registration and meets the fund's minimum investment requirement. Reinstated accounts may only purchase Class A fund shares.

Investomatic Plan

An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment - without sacrificing your current standard of living.

Payroll Investment Program (PIP)

Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Automatic Exchange Program

A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, and select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund and use the proceeds to buy shares of the other funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Directed Dividends

Lets you invest cash dividends from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)

Direct Deposit

Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)

Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You also can authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------


Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*

For anyone under age 70 1/2 earning income. Individuals can contribute up to $3,000 annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*

Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000 a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*

A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $11,000 per year. In addition, each year the business may contribute up to 25% of pay.

401(k) Plan*

Allows employees to make pre-tax contributions through payroll deduction, up to $11,000 per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

SIMPLE IRA Plan*

The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


403(b) Plan*

Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.

SEP-IRA

The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan

Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan

Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

Money Purchase Pension Plan (MPP)

Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.

Defined Benefit Pension Plan

Requires a business to contribute enough each year to fund a specific future benefit. Most beneficial to older employees who need to accumulate assets rapidly.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

     Call us for:

     Account Information, including existing accounts,
     new accounts, prospectuses, applications
     and service forms                                          1-800-225-6292

     FactFone(SM) for automated fund yields, prices,
     account information and transactions                       1-800-225-4321

     Retirement plans information                               1-800-622-0176

     Telecommunications Device for the Deaf (TDD)               1-800-225-1997

     Write to us:

     PIMSS, Inc.
     P.O. Box 55014
     Boston, Massachusetts 02205-5014

     Our toll-free fax                                          1-800-225-4240


     Our internet e-mail address                 ask.pioneer@pioneerinvest.com
    (for general questions about Pioneer only)

     Visit our web site:                                  www.pioneerfunds.com

     Please consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our website www.pioneerfunds.com.


[LOGO]

Pioneer Investment Management, Inc.
60 State Street                                                    15410-00-0504
Boston, Massachusetts 02109             (C) 2004 Pioneer Funds Distributor, Inc.
www.pioneerfunds.com            Underwriter of Pioneer mutual funds, Member SIPC

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 3, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 3, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date June 3, 2004

* Print the name and title of each signing officer under his or her signature.